Inventories (Summary of Inventories) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Inventories	$ 6,328	$ 4,930
Purchased for resale	4,889	3,655
Finished products	410	384
Intermediate products	206	227
Raw materials	337	215
Materials and supplies	$ 486	$ 449